Distribution Date:	07/12/24	COMM 2015-LC23 Mortgage Trust
Determination Date:	07/08/24
Next Distribution Date:	08/12/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2015-LC23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	27	Representative
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636FBE2	1.811000%	39,109,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636FBF9	3.221000%	210,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12636FBG7	3.598000%	53,371,000.00	14,363,708.69	905,057.57	43,067.19	0.00	0.00	948,124.76	13,458,651.12	43.01%	30.00%
A-3	12636FBH5	3.521000%	125,000,000.00	119,947,371.41	0.00	351,945.58	0.00	0.00	351,945.58	119,947,371.41	43.01%	30.00%
A-4	12636FBJ1	3.774000%	244,968,000.00	244,968,000.00	0.00	770,424.36	0.00	0.00	770,424.36	244,968,000.00	43.01%	30.00%
A-M	12636FBM4	4.158000%	61,258,000.00	61,258,000.00	0.00	212,258.97	0.00	0.00	212,258.97	61,258,000.00	33.79%	23.63%
B	12636FBN2	4.459000%	51,649,000.00	51,649,000.00	0.00	191,919.08	0.00	0.00	191,919.08	51,649,000.00	26.01%	18.25%
C	12636FBP7	4.544668%	43,241,000.00	43,241,000.00	0.00	163,763.32	0.00	0.00	163,763.32	43,241,000.00	19.50%	13.75%
D	12636FAL7	3.544668%	28,828,000.00	28,828,000.00	0.00	85,154.74	0.00	0.00	85,154.74	28,828,000.00	15.15%	10.75%
E	12636FAN3	3.544668%	24,022,000.00	24,022,000.00	0.00	70,958.34	0.00	0.00	70,958.34	24,022,000.00	11.54%	8.25%
F	12636FAQ6	3.250000%	22,822,000.00	22,822,000.00	0.00	61,809.58	0.00	0.00	61,809.58	22,822,000.00	8.10%	5.88%
G	12636FAS2	3.250000%	10,810,000.00	10,810,000.00	0.00	29,277.08	0.00	0.00	29,277.08	10,810,000.00	6.47%	4.75%
H	12636FAU7	3.250000%	12,012,000.00	12,012,000.00	0.00	23,122.27	0.00	0.00	23,122.27	12,012,000.00	4.66%	3.50%
J*	12636FAW3	3.250000%	33,632,147.00	30,946,837.79	0.00	0.00	0.00	0.00	0.00	30,946,837.79	0.00%	0.00%
V	12636FAZ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636FBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12636FBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			960,912,147.00	664,867,917.89	905,057.57	2,003,700.51	0.00	0.00	2,908,758.08	663,962,860.32

XP-A	12636FBK8	0.389298%	733,896,000.00	76,568,000.00	0.00	24,839.83	0.00	0.00	24,839.83	75,091,000.00
XS-A	12636FBL6	0.724233%	733,896,000.00	440,537,080.10	0.00	265,876.34	0.00	0.00	265,876.34	439,632,022.53
X-B	12636FAA1	0.046629%	94,890,000.00	94,890,000.00	0.00	3,687.22	0.00	0.00	3,687.22	94,890,000.00
X-C	12636FAC7	1.000000%	52,850,000.00	52,850,000.00	0.00	44,041.67	0.00	0.00	44,041.67	52,850,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12636FAE3	1.294668%	22,822,000.00	22,822,000.00	0.00	24,622.43	0.00	0.00	24,622.43	22,822,000.00
X-E	12636FAG8	1.294668%	22,822,000.00	22,822,000.00	0.00	24,622.43	0.00	0.00	24,622.43	22,822,000.00
X-F	12636FAJ2	1.294668%	33,632,147.00	30,946,837.79	0.00	33,388.23	0.00	0.00	33,388.23	30,946,837.79
Notional SubTotal			1,694,808,147.00	741,435,917.89	0.00	421,078.15	0.00	0.00	421,078.15	739,053,860.32

Deal Distribution Total					905,057.57	2,424,778.66	0.00	0.00	3,329,836.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636FBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636FBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12636FBG7	269.12946525	16.95785295	0.80693991	0.00000000	0.00000000	0.00000000	0.00000000	17.76479287	252.17161230
A-3	12636FBH5	959.57897128	0.00000000	2.81556464	0.00000000	0.00000000	0.00000000	0.00000000	2.81556464	959.57897128
A-4	12636FBJ1	1,000.00000000	0.00000000	3.14500000	0.00000000	0.00000000	0.00000000	0.00000000	3.14500000	1,000.00000000
A-M	12636FBM4	1,000.00000000	0.00000000	3.46500000	0.00000000	0.00000000	0.00000000	0.00000000	3.46500000	1,000.00000000
B	12636FBN2	1,000.00000000	0.00000000	3.71583341	0.00000000	0.00000000	0.00000000	0.00000000	3.71583341	1,000.00000000
C	12636FBP7	1,000.00000000	0.00000000	3.78722324	0.00000000	0.00000000	0.00000000	0.00000000	3.78722324	1,000.00000000
D	12636FAL7	1,000.00000000	0.00000000	2.95388997	0.00000000	0.00000000	0.00000000	0.00000000	2.95388997	1,000.00000000
E	12636FAN3	1,000.00000000	0.00000000	2.95388977	0.00000000	0.00000000	0.00000000	0.00000000	2.95388977	1,000.00000000
F	12636FAQ6	1,000.00000000	0.00000000	2.70833319	0.00000000	0.00000000	0.00000000	0.00000000	2.70833319	1,000.00000000
G	12636FAS2	1,000.00000000	0.00000000	2.70833302	0.00000000	0.00000000	0.00000000	0.00000000	2.70833302	1,000.00000000
H	12636FAU7	1,000.00000000	0.00000000	1.92493090	0.78340243	3.41467616	0.00000000	0.00000000	1.92493090	1,000.00000000
J	12636FAW3	920.15647380	0.00000000	0.00000000	2.49209038	111.63334711	0.00000000	0.00000000	0.00000000	920.15647380
V	12636FAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636FBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12636FBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12636FBK8	104.33085887	0.00000000	0.03384653	0.00000000	0.00000000	0.00000000	0.00000000	0.03384653	102.31831213
XS-A	12636FBL6	600.27180977	0.00000000	0.36228068	0.00000000	0.00000000	0.00000000	0.00000000	0.36228068	599.03858657
X-B	12636FAA1	1,000.00000000	0.00000000	0.03885784	0.00000000	0.00000000	0.00000000	0.00000000	0.03885784	1,000.00000000
X-C	12636FAC7	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-D	12636FAE3	1,000.00000000	0.00000000	1.07889011	0.00000000	0.00000000	0.00000000	0.00000000	1.07889011	1,000.00000000
X-E	12636FAG8	1,000.00000000	0.00000000	1.07889011	0.00000000	0.00000000	0.00000000	0.00000000	1.07889011	1,000.00000000
X-F	12636FAJ2	920.15647380	0.00000000	0.99274750	0.00000000	0.00000000	0.00000000	0.00000000	0.99274750	920.15647380

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	43,067.19	0.00	43,067.19	0.00	0.00	0.00	43,067.19	0.00
A-3	06/01/24 - 06/30/24	30	0.00	351,945.58	0.00	351,945.58	0.00	0.00	0.00	351,945.58	0.00
A-4	06/01/24 - 06/30/24	30	0.00	770,424.36	0.00	770,424.36	0.00	0.00	0.00	770,424.36	0.00
XP-A	06/01/24 - 06/30/24	30	0.00	24,839.83	0.00	24,839.83	0.00	0.00	0.00	24,839.83	0.00
XS-A	06/01/24 - 06/30/24	30	0.00	265,876.34	0.00	265,876.34	0.00	0.00	0.00	265,876.34	0.00
X-B	06/01/24 - 06/30/24	30	0.00	3,687.22	0.00	3,687.22	0.00	0.00	0.00	3,687.22	0.00
X-C	06/01/24 - 06/30/24	30	0.00	44,041.67	0.00	44,041.67	0.00	0.00	0.00	44,041.67	0.00
X-D	06/01/24 - 06/30/24	30	0.00	24,622.43	0.00	24,622.43	0.00	0.00	0.00	24,622.43	0.00
X-E	06/01/24 - 06/30/24	30	0.00	24,622.43	0.00	24,622.43	0.00	0.00	0.00	24,622.43	0.00
X-F	06/01/24 - 06/30/24	30	0.00	33,388.23	0.00	33,388.23	0.00	0.00	0.00	33,388.23	0.00
A-M	06/01/24 - 06/30/24	30	0.00	212,258.97	0.00	212,258.97	0.00	0.00	0.00	212,258.97	0.00
B	06/01/24 - 06/30/24	30	0.00	191,919.08	0.00	191,919.08	0.00	0.00	0.00	191,919.08	0.00
C	06/01/24 - 06/30/24	30	0.00	163,763.32	0.00	163,763.32	0.00	0.00	0.00	163,763.32	0.00
D	06/01/24 - 06/30/24	30	0.00	85,154.74	0.00	85,154.74	0.00	0.00	0.00	85,154.74	0.00
E	06/01/24 - 06/30/24	30	0.00	70,958.34	0.00	70,958.34	0.00	0.00	0.00	70,958.34	0.00
F	06/01/24 - 06/30/24	30	0.00	61,809.58	0.00	61,809.58	0.00	0.00	0.00	61,809.58	0.00
G	06/01/24 - 06/30/24	30	0.00	29,277.08	0.00	29,277.08	0.00	0.00	0.00	29,277.08	0.00
H	06/01/24 - 06/30/24	30	31,606.86	32,532.50	0.00	32,532.50	9,410.23	0.00	0.00	23,122.27	41,017.09
J	06/01/24 - 06/30/24	30	3,670,654.79	83,814.35	0.00	83,814.35	83,814.35	0.00	0.00	0.00	3,754,469.14
Totals			3,702,261.65	2,518,003.24	0.00	2,518,003.24	93,224.58	0.00	0.00	2,424,778.66	3,795,486.23

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,329,836.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,528,503.51	Master Servicing Fee	6,522.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,394.07
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	277.03
ARD Interest	0.00	Operating Advisor Fee	1,096.88
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,528,503.51	Total Fees	10,500.31

Principal		Expenses/Reimbursements
Scheduled Principal	905,057.57	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	79,519.74
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,602.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,102.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	905,057.57	Total Expenses/Reimbursements	93,224.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,424,778.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	905,057.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,329,836.23
Total Funds Collected	3,433,561.08	Total Funds Distributed	3,433,561.12

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	664,867,917.89	664,867,917.89	Beginning Certificate Balance	664,867,917.89
(-) Scheduled Principal Collections	905,057.57	905,057.57	(-) Principal Distributions	905,057.57
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	663,962,860.32	663,962,860.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	665,922,837.22	665,922,837.22	Ending Certificate Balance	663,962,860.32
Ending Actual Collateral Balance	665,031,546.39	665,031,546.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	99,011,353.48	14.91%	15	4.6315	NAP	Defeased	8	99,011,353.48	14.91%	15	4.6315	NAP
	7,499,999 or less	23	79,248,438.98	11.94%	14	4.6552	1.872215	1.39 or less	14	222,898,285.77	33.57%	3	4.7267	1.028498
7,500,000 to 14,999,999		9	87,739,462.31	13.21%	15	4.8045	1.399986	1.40 to 1.44	2	14,541,909.07	2.19%	15	4.8260	1.443991
15,000,000 to 24,999,999		6	115,037,616.71	17.33%	15	4.7238	1.902812	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		4	143,325,988.84	21.59%	(5)	4.5456	1.627730	1.55 to 1.99	15	136,833,122.60	20.61%	14	4.7336	1.788594
50,000,000 to 74,999,999		2	139,600,000.00	21.03%	15	4.1979	2.859257	2.00 to 2.49	6	43,863,817.37	6.61%	15	4.5304	2.191510
	75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 or greater	7	146,814,372.03	22.11%	14	4.0953	3.619753
	Totals	52	663,962,860.32	100.00%	11	4.5635	1.927760	Totals	52	663,962,860.32	100.00%	11	4.5635	1.927760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	99,011,353.48	14.91%	15	4.6315	NAP
							Defeased	9	99,011,353.48	14.91%	15	4.6315	NAP
California	9	161,544,765.90	24.33%	14	4.5793	2.101884
							Lodging	1	18,188,958.22	2.74%	14	5.1400	1.760800
Colorado	1	6,640,000.00	1.00%	15	4.4800	2.227100
							Mixed Use	2	6,727,545.81	1.01%	15	4.8394	1.496721
Connecticut	1	3,929,476.92	0.59%	15	5.1935	1.696300
							Mobile Home Park	2	9,154,073.48	1.38%	15	4.4913	2.284500
Florida	2	25,738,958.22	3.88%	15	4.9933	1.835746
							Multi-Family	5	68,513,876.98	10.32%	(25)	4.7780	1.166609
Georgia	2	3,876,901.72	0.58%	13	4.8784	2.612793
							Office	17	255,321,352.15	38.45%	15	4.3489	2.480697
Illinois	9	19,888,562.27	3.00%	14	4.6465	1.675291
							Retail	24	204,371,208.09	30.78%	15	4.6628	1.654291
Iowa	1	702,000.00	0.11%	15	5.2100	1.948200
							Self Storage	1	2,674,492.11	0.40%	15	5.0800	3.045600
Michigan	3	14,618,331.58	2.20%	15	4.5776	1.404066
							Totals	61	663,962,860.32	100.00%	11	4.5635	1.927760
New Jersey	1	2,514,073.48	0.38%	15	4.5210	2.436100

New York	5	193,740,771.74	29.18%	1	4.3311	2.310628

North Carolina	4	8,767,379.92	1.32%	15	4.8844	2.755131

Ohio	4	17,250,111.40	2.60%	15	4.8775	0.978756

Pennsylvania	3	54,585,842.10	8.22%	15	4.7107	1.232684

Texas	5	41,556,266.70	6.26%	15	4.5844	1.663930

Virgin Islands	1	2,674,492.11	0.40%	15	5.0800	3.045600

Virginia	1	6,923,572.78	1.04%	15	4.6800	1.379100

Totals	61	663,962,860.32	100.00%	11	4.5635	1.927760

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	99,011,353.48	14.91%	15	4.6315	NAP	Defeased	8	99,011,353.48	14.91%	15	4.6315	NAP
	4.4999% or less	10	187,210,207.63	28.20%	14	4.0962	2.968033	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	14	173,868,680.21	26.19%	(1)	4.6200	1.657279	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	20	203,872,619.00	30.71%	15	4.9114	1.367288	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	663,962,860.32	100.00%	11	4.5635	1.927760	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	564,951,506.84	85.09%	10	4.5516	1.986980
								Totals	52	663,962,860.32	100.00%	11	4.5635	1.927760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	99,011,353.48	14.91%	15	4.6315	NAP	Defeased	8	99,011,353.48	14.91%	15	4.6315	NAP
	60 months or less	44	564,951,506.84	85.09%	10	4.5516	1.986980	Interest Only	12	270,793,500.00	40.78%	5	4.3991	2.394617
	61 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	6	18,260,971.14	2.75%	14	4.3823	1.277103
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	26	275,897,035.70	41.55%	15	4.7125	1.633869
	Totals	52	663,962,860.32	100.00%	11	4.5635	1.927760	Totals	52	663,962,860.32	100.00%	11	4.5635	1.927760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	99,011,353.48	14.91%	15	4.6315	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	518,951,506.84	78.16%	15	4.5362	2.087479
	13 to 24 months	1	46,000,000.00	6.93%	(45)	4.7250	0.853200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	663,962,860.32	100.00%	11	4.5635	1.927760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	304951002	OF	New York	NY	Actual/360	4.832%	281,866.67	0.00	0.00	N/A	11/01/25	--	70,000,000.00	70,000,000.00	07/01/24
3	304951003	OF	New York	NY	Actual/360	3.560%	206,491.60	0.00	0.00	N/A	09/06/25	--	69,600,000.00	69,600,000.00	07/06/24
4	28000783	MF	Brooklyn	NY	Actual/360	4.725%	181,125.00	0.00	0.00	N/A	10/06/20	--	46,000,000.00	46,000,000.00	11/06/23
5	304951005	OF	Los Angeles	CA	Actual/360	4.540%	161,548.33	0.00	0.00	N/A	09/06/25	--	42,700,000.00	42,700,000.00	07/06/24
8	406100334	LO	Chicago	IL	Actual/360	4.990%	118,454.51	91,788.21	0.00	N/A	10/06/25	--	28,486,053.76	28,394,265.55	07/06/24
9	304951009	OF	Palo Alto	CA	Actual/360	4.350%	99,735.29	64,542.60	0.00	N/A	09/06/25	--	27,513,184.55	27,448,641.95	07/06/24
10	304951010	RT	Springfield Township	PA	Actual/360	4.449%	100,981.12	62,698.60	0.00	N/A	10/06/25	--	27,240,045.49	27,177,346.89	07/06/24
11	28000760	RT	Laguna Niguel	CA	Actual/360	4.517%	83,579.85	50,959.57	0.00	N/A	09/06/25	--	22,204,078.94	22,153,119.37	07/06/24
12	407000563	RT	San Jose	CA	Actual/360	4.490%	89,810.00	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	07/06/24
13	407000561	RT	Los Angeles	CA	Actual/360	4.643%	74,676.87	43,301.04	0.00	N/A	10/06/25	07/06/25	19,302,583.10	19,259,282.06	07/06/24
16	656100476	LO	Lake Mary	FL	Actual/360	5.140%	78,042.32	31,039.74	0.00	N/A	09/06/25	--	18,219,997.96	18,188,958.22	07/06/24
17	656100478	RT	Austin	TX	Actual/360	4.460%	64,702.02	34,899.48	0.00	N/A	10/06/25	--	17,408,613.95	17,373,714.47	07/06/24
18	406100331	OF	Redondo Beach	CA	Actual/360	4.767%	63,847.91	35,459.87	0.00	N/A	10/06/25	--	16,072,476.29	16,037,016.42	07/06/24
19	28000766	RT	Kenhorst	PA	Actual/360	5.100%	73,570.04	25,789.77	0.00	N/A	10/06/25	--	17,310,598.00	17,284,808.23	07/06/24
20	407000547	RT	Addison	TX	Actual/360	4.760%	54,515.71	30,349.96	0.00	N/A	10/06/25	--	13,743,457.33	13,713,107.37	07/06/24
21	304951021	RT	Los Angeles	CA	Actual/360	4.160%	45,914.69	23,194.63	0.00	N/A	08/06/25	05/06/25	13,244,622.94	13,221,428.31	07/06/24
22	406100335	RT	Brentwood	CA	Actual/360	5.216%	51,923.17	17,047.82	0.00	N/A	10/06/25	--	11,944,368.92	11,927,321.10	07/06/24
23	304951023	RT	Los Angeles	CA	Actual/360	4.010%	40,508.48	21,630.48	0.00	N/A	09/06/25	06/06/25	12,122,238.83	12,100,608.35	07/06/24
24	28000765	RT	Montgomeryville	PA	Actual/360	4.750%	40,161.74	22,435.94	0.00	N/A	10/01/25	--	10,146,122.92	10,123,686.98	07/01/24
25	407000550	RT	Colerain Township	OH	Actual/360	4.790%	38,689.66	22,235.95	0.00	N/A	10/06/25	--	9,691,596.75	9,669,360.80	03/06/22
26	28000785	MF	Grand Rapids	MI	Actual/360	4.650%	37,570.19	21,728.04	0.00	N/A	10/06/25	--	9,695,533.48	9,673,805.44	07/06/24
27	304951027	OF	Birmingham	MI	Actual/360	4.660%	39,709.53	18,625.17	0.00	N/A	10/06/25	--	10,225,629.78	10,207,004.61	07/06/24
28	407000549	MF	San Antonio	TX	Actual/360	4.890%	42,304.81	16,008.29	0.00	N/A	10/06/25	07/06/25	10,381,548.65	10,365,540.36	07/06/24
29	28000761	RT	San Juan Capistrano	CA	Actual/360	4.647%	34,525.45	20,112.99	0.00	N/A	09/06/25	--	8,915,545.79	8,895,432.80	07/06/24
30	304951030	Various Avon Lake		OH	Actual/360	4.989%	31,581.44	16,267.18	0.00	N/A	10/06/25	--	7,597,017.78	7,580,750.60	07/06/24
31	28000764	MF	Champaign	IL	Actual/360	4.694%	31,628.72	12,943.12	0.00	N/A	09/06/25	--	8,085,741.17	8,072,798.05	07/06/24
32	28000740	OF	Aurora	IL	Actual/360	4.499%	25,691.09	15,852.23	0.00	N/A	08/06/25	--	6,852,479.93	6,836,627.70	07/06/24
33	28000790	RT	Boca Raton	FL	Actual/360	4.640%	29,193.33	0.00	0.00	N/A	11/06/25	--	7,550,000.00	7,550,000.00	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	304951035	RT	Virginia Beach	VA	Actual/360	4.680%	27,045.08	11,064.11	0.00	N/A	10/06/25	--	6,934,636.89	6,923,572.78	07/06/24
37	406100327	MF	Pembroke	NC	Actual/360	4.860%	24,732.08	13,305.39	0.00	N/A	10/06/25	--	6,106,685.31	6,093,379.92	07/06/24
38	28000781	MH	Colorado Springs	CO	Actual/360	4.480%	24,789.33	0.00	0.00	N/A	10/06/25	--	6,640,000.00	6,640,000.00	07/06/24
39	28000757	RT	San Diego	CA	Actual/360	4.593%	20,892.28	12,402.42	0.00	N/A	09/06/25	--	5,458,466.17	5,446,063.75	07/06/24
40	406100333	OF	O Fallon	IL	Actual/360	4.772%	19,866.22	16,559.48	0.00	N/A	10/06/25	--	4,995,696.00	4,979,136.52	07/06/24
41	406100323	RT	Katy	TX	Actual/360	4.600%	20,445.44	12,107.48	0.00	N/A	09/06/25	--	5,333,594.34	5,321,486.86	07/06/24
42	304951042	MF	Rochester	NY	Actual/360	5.000%	18,448.70	9,466.02	0.00	N/A	10/06/25	--	4,427,688.11	4,418,222.09	07/06/24
43	28000782	LO	Portland	TX	Actual/360	4.910%	14,094.08	18,655.62	0.00	N/A	10/06/25	--	3,444,581.49	3,425,925.87	07/06/24
44	28300723	OF	New York	NY	Actual/360	3.665%	11,412.24	14,063.57	0.00	N/A	07/06/25	--	3,736,613.22	3,722,549.65	07/06/24
45	407000553	MF	Bridgeport	CT	Actual/360	5.194%	17,041.93	8,198.70	0.00	N/A	10/06/25	--	3,937,675.62	3,929,476.92	07/06/24
46	656100475	RT	Frisco	TX	Actual/360	4.520%	10,181.20	15,167.98	0.00	N/A	09/06/25	--	2,702,974.58	2,687,806.60	07/06/24
47	656100474	RT	Missouri City	TX	Actual/360	4.520%	9,333.47	17,761.80	0.00	N/A	09/06/25	--	2,477,913.20	2,460,151.40	07/06/24
49	304951049	RT	Rochester Hills	MI	Actual/360	4.410%	8,753.62	13,219.44	0.00	N/A	11/06/25	--	2,381,937.53	2,368,718.09	07/06/24
50	28000762	MU	San Juan Capistrano CA		Actual/360	4.647%	11,399.91	6,641.09	0.00	N/A	09/06/25	--	2,943,811.60	2,937,170.51	07/06/24
51	406100317	RT	Atlanta	GA	Actual/360	4.859%	11,969.02	6,519.29	0.00	N/A	08/06/25	--	2,955,921.01	2,949,401.72	07/06/24
52	28000784	MH	Various	NY	Actual/360	4.455%	9,575.72	8,820.89	0.00	N/A	10/06/25	--	2,579,318.43	2,570,497.54	07/06/24
53	304951053	RT	Ferndale	MI	Actual/360	4.360%	7,463.41	11,540.16	0.00	N/A	10/06/25	--	2,054,149.04	2,042,608.88	07/06/24
54	407000551	SS	St Thomas	VI	Actual/360	5.080%	11,342.80	4,908.84	0.00	N/A	10/06/25	--	2,679,400.95	2,674,492.11	07/06/24
55	28000772	MH	Bayonne	NJ	Actual/360	4.521%	9,493.41	5,744.61	0.00	N/A	10/06/25	--	2,519,818.09	2,514,073.48	07/06/24
58	28000778	RT	Rose Hill	NC	Actual/360	4.940%	4,106.38	0.00	0.00	10/06/25	10/06/30	--	997,500.00	997,500.00	07/06/24
59	28000776	RT	Moultrie	GA	Actual/360	4.940%	3,818.21	0.00	0.00	10/06/25	10/06/30	--	927,500.00	927,500.00	07/06/24
60	28000775	RT	Biscoe	NC	Actual/360	4.940%	3,530.04	0.00	0.00	10/06/25	10/06/30	--	857,500.00	857,500.00	07/06/24
61	28000777	RT	Rockingham	NC	Actual/360	4.940%	3,371.55	0.00	0.00	10/06/25	10/06/30	--	819,000.00	819,000.00	07/06/24
62	28000763	RT	De Soto	IA	Actual/360	5.210%	3,047.85	0.00	0.00	10/06/25	10/06/30	--	702,000.00	702,000.00	07/06/24
Totals							2,528,503.51	905,057.57	0.00				664,867,917.89	663,962,860.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	23,909,437.36	5,727,346.21	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	133,027,405.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,945,934.00	2,009,088.00	07/01/22	06/30/23	04/08/24	14,129,823.66	1,173,486.31	125,175.86	954,857.73	296,116.52	0.00
5	5,053,717.10	1,308,686.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	4,083,235.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,201,687.67	1,217,826.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,680,084.27	787,247.82	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,500,172.60	720,980.61	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,829,011.30	2,772,581.83	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,117,099.30	704,388.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,370,984.93	487,264.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,674,856.28	382,613.10	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,359,974.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,365,959.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,086,426.04	271,607.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	368,055.00	0.00	--	--	05/06/24	6,028,940.51	1,461,106.49	36,743.31	832,246.54	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,103,748.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,132,547.94	301,632.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,093,468.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	653,753.78	166,743.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,267,624.12	299,074.53	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	744,222.78	184,597.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	632,100.00	158,025.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,137,213.58	345,189.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	726,728.80	169,178.93	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	729,934.03	187,027.93	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	859,235.58	197,950.88	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	692,593.39	175,758.67	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	479,431.48	125,645.84	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	12,796,572.00	2,351,113.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	547,283.26	0.00	--	--	--	0.00	0.00	0.00	0.00	7,649.61	0.00
46	364,000.00	90,999.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	369,000.00	92,250.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	526,147.97	113,527.67	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	346,202.21	64,859.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	532,318.13	136,377.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	391,404.76	80,062.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	580,384.19	149,823.08	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	464,660.37	112,928.97	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	94,749.60	23,687.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	85,842.12	38,599.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	86,831.49	20,876.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	76,823.03	36,244.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	73,407.66	18,352.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	220,162,268.88	22,030,156.89				20,158,764.17	2,634,592.80	161,919.17	1,787,104.27	303,766.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/24	0	0.00	0	0.00	1	9,669,360.80	0	0.00	1	9,669,360.80	0	0.00	0	0.00	0	0.00	4.563487%	4.523579%	11
06/12/24	0	0.00	0	0.00	1	9,691,596.75	0	0.00	1	9,691,596.75	0	0.00	0	0.00	0	0.00	4.563620%	4.523727%	12
05/10/24	0	0.00	0	0.00	1	9,712,456.99	0	0.00	1	9,712,456.99	0	0.00	0	0.00	0	0.00	4.563741%	4.523862%	13
04/12/24	0	0.00	0	0.00	1	9,734,521.58	0	0.00	1	9,734,521.58	0	0.00	0	0.00	0	0.00	4.563872%	4.524008%	14
03/12/24	0	0.00	0	0.00	1	9,755,205.48	0	0.00	1	9,755,205.48	0	0.00	0	0.00	0	0.00	4.563992%	4.527795%	15
02/12/24	0	0.00	0	0.00	1	9,778,396.12	0	0.00	1	9,778,396.12	0	0.00	0	0.00	0	0.00	4.564131%	4.545158%	16
01/12/24	0	0.00	0	0.00	1	9,798,899.77	0	0.00	1	9,798,899.77	0	0.00	0	0.00	0	0.00	4.564249%	4.545271%	17
12/12/23	0	0.00	0	0.00	1	9,819,319.19	0	0.00	1	9,819,319.19	0	0.00	0	0.00	0	0.00	4.564367%	4.545384%	18
11/10/23	0	0.00	0	0.00	1	9,840,958.87	0	0.00	1	9,840,958.87	0	0.00	0	0.00	0	0.00	4.564493%	4.544077%	19
10/13/23	0	0.00	0	0.00	1	9,861,205.50	0	0.00	1	9,861,205.50	0	0.00	0	0.00	0	0.00	4.564608%	4.524827%	20
09/12/23	0	0.00	0	0.00	1	9,882,678.63	0	0.00	1	9,882,678.63	0	0.00	0	0.00	0	0.00	4.564733%	4.524965%	21
08/11/23	0	0.00	0	0.00	1	9,902,753.87	0	0.00	1	9,902,753.87	0	0.00	0	0.00	1	6,904,641.28	4.564847%	4.525092%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	28000783	11/06/23	7	5	125,175.86	954,857.73	327,258.52	46,000,000.00	10/22/20	13
25	407000550	03/06/22	27	6	36,743.31	832,246.54	1,153,310.25	10,738,046.85	12/29/17	7			06/03/19
Totals					161,919.17	1,787,104.27	1,480,568.77	56,738,046.85
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		46,000,000	0	46,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		58,669,409	58,669,409	0		0
13 - 24 Months		554,989,952	545,320,591	0		9,669,361
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,303,500	4,303,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	663,962,860	608,293,500	0	0	46,000,000	9,669,361
Jun-24	664,867,918	609,176,321	0	0	46,000,000	9,691,597
May-24	665,718,370	610,005,913	0	0	46,000,000	9,712,457
Apr-24	666,616,637	610,882,115	0	0	46,000,000	9,734,522
Mar-24	667,460,100	611,704,895	0	0	46,000,000	9,755,205
Feb-24	668,403,079	612,624,683	0	0	46,000,000	9,778,396
Jan-24	669,239,401	613,440,502	0	0	46,000,000	9,798,900
Dec-23	670,072,382	614,253,063	0	0	46,000,000	9,819,319
Nov-23	670,953,807	615,112,848	0	0	46,000,000	9,840,959
Oct-23	671,779,936	615,918,730	0	0	46,000,000	9,861,206
Sep-23	672,654,756	616,772,077	0	0	46,000,000	9,882,679
Aug-23	673,474,088	617,571,334	0	0	46,000,000	9,902,754
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	28000783	46,000,000.00	46,000,000.00	37,200,000.00	02/22/24	1,854,567.00	0.85320	06/30/23	10/06/20	I/O
25	407000550	9,669,360.80	10,738,046.85	5,800,000.00	03/12/24	272,204.00	0.37230	12/31/23	10/06/25	255
Totals		55,669,360.80	56,738,046.85	43,000,000.00		2,126,771.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	28000783	MF	NY	10/22/20	13

Loan transferred on 10/22/20 due to Maturity Default as the Loan matured on 10/06/20. Collateral consists of a 127-unit multifamily property located in Brooklyn, NY. Notice of Default was sent on 10/27/20. Loan is under active Cash

Management. Legal counsel was retained to file for foreclosure. Foreclosure complaint was filed on 9/2/21 and the summary judgment motion was subsequently filed on 12/8/21. The court entered the order granting the summary judgment motion on 7/15/22. The court issued the judgment of foreclosure and sale on 8/4/23. Lender is evaluating additional issues related to litigation brought by prior tenants. After the evaluation is concluded, the foreclosure sale will be scheduled.

Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

25	407000550	RT	OH	12/29/17	7

REO Title Date: 6/3/19: The subject is a 73,569 SF community retail center located in Colerain Township, OH, 10 miles north of the Cincinnati CBD. The improvements consist of two buildings: a 67,369 SF community center constructed in 1988

(renovated in 2014, including roof replacement/facade work) and a 6,200 SF retail strip center constructed in 2003. The improvements reside on a 5.87-acre site with 345 parking spaces. As of 6/28/24, the property is 89% leased; Crossed with or is companion Loa n to: NA. Deferred Maintenance/Repair Issues: some parking lot repairs needed; Leasing Summary: Signed lease with a regional furniture retailer to lease the 30k SF vacant space for 10 years. Marketing Summary:

Property is currently not being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000779	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1	28000779	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
7	304951007	0.00	4.90000%	0.00	4.90000%	10	07/31/20	08/06/20	10/06/20
8	406100334	0.00	4.99000%	0.00	4.99000%	2	12/23/20	12/23/20	01/06/21
8	406100334	0.00	4.99000%	0.00	4.99000%	2	01/06/21	12/23/20	12/23/20
10	304951010	29,871,644.90	4.44850%	29,871,644.90	4.44850%	10	06/29/20	05/06/20	08/06/20
10	304951010	0.00	4.44850%	0.00	4.44850%	10	08/06/20	05/06/20	06/29/20
15	407000560	0.00	4.95000%	0.00	4.95000%	1	10/06/20	10/06/20	10/06/20
21	304951021	14,200,000.00	4.16000%	14,200,000.00	4.16000%	10	06/04/20	06/06/20	08/06/20
21	304951021	0.00	4.16000%	0.00	4.16000%	10	08/06/20	06/06/20	06/04/20
23	304951023	13,000,000.00	4.01000%	13,000,000.00	4.01000%	10	06/04/20	06/06/20	08/06/20
23	304951023	0.00	4.01000%	0.00	4.01000%	10	08/06/20	06/06/20	06/04/20
43	28000782	4,260,788.49	4.91000%	4,260,788.49	4.91000%	10	07/29/20	06/06/20	09/08/20
43	28000782	0.00	4.91000%	0.00	4.91000%	10	09/08/20	06/06/20	07/29/20
48	407000544	3,452,404.13	5.24800%	3,452,404.13	5.24800%	10	09/06/20	09/06/20	09/08/20
Totals		64,784,837.52		64,784,837.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000560 09/13/21	19,397,943.37	33,900,000.00	20,879,880.69	1,508,015.20	20,879,880.69	19,371,865.49	26,077.88	0.00	(9,962.52)	36,040.40	0.17%
36	28000789 01/12/22	6,324,536.80	3,900,000.00	5,850,000.00	1,716,213.96	5,618,898.21	3,902,684.25	2,421,852.55	0.00	37,403.14	2,384,449.41	32.48%
56	28000769 07/12/22	2,339,984.34	3,500,000.00	3,175,000.00	988,701.32	3,006,535.55	2,017,834.23	322,150.11	0.00	57,330.34	264,819.77	8.82%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		28,062,464.51	41,300,000.00	29,904,880.69	4,212,930.48	29,505,314.45	25,292,383.97	2,770,080.54	0.00	84,770.96	2,685,309.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/13/21	0.00	0.00	0.00	26,077.88	0.00	(26,077.88)	0.00	0.00	(26,077.88)
15	407000560	02/11/22	0.00	0.00	36,040.40	0.00	0.00	4,797.50	0.00	0.00	36,040.40
		11/15/21	0.00	0.00	31,242.90	0.00	0.00	5,165.02	0.00	0.00
		09/13/21	0.00	0.00	26,077.88	0.00	0.00	26,077.88	0.00	0.00
36	28000789	04/12/23	0.00	0.00	2,384,449.41	0.00	0.00	625.00	0.00	0.00	2,384,449.41
		02/10/23	0.00	0.00	2,383,824.41	0.00	0.00	189.95	0.00	0.00
		01/12/23	0.00	0.00	2,383,634.46	0.00	0.00	(8,243.38)	0.00	0.00
		10/13/22	0.00	0.00	2,391,877.84	0.00	0.00	66.05	0.00	0.00
		08/12/22	0.00	0.00	2,391,811.79	0.00	0.00	(30,623.71)	0.00	0.00
		05/12/22	0.00	0.00	2,422,435.50	0.00	0.00	357.21	0.00	0.00
		04/12/22	0.00	0.00	2,422,078.29	0.00	0.00	111.20	0.00	0.00
		03/11/22	0.00	0.00	2,421,967.09	0.00	0.00	114.54	0.00	0.00
		01/12/22	0.00	0.00	2,421,852.55	0.00	0.00	2,421,852.55	0.00	0.00
56	28000769	05/12/23	0.00	0.00	264,819.77	0.00	0.00	(11,600.57)	0.00	0.00	264,819.77
		01/12/23	0.00	0.00	276,420.34	0.00	0.00	117.50	0.00	0.00
		10/13/22	0.00	0.00	276,302.84	0.00	0.00	(45,847.27)	0.00	0.00
		07/12/22	0.00	0.00	322,150.11	0.00	0.00	322,150.11	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,685,309.58	26,077.88	0.00	2,659,231.70	0.00	0.00	2,659,231.70

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,583.33	0.00	0.00	55,577.31	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,102.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	2,019.08	0.00	0.00	23,942.43	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,602.41	0.00	2,102.43	79,519.74	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,224.58

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Supplemental Notes
None

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